091-07847m

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

| OMB APPROVAL |
|---|
| OMB Number: 3235-0504 |
| Expires: August 31, 2010 |
| Estimated average burden hours per response......3.60 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING F[redacted]**

10046473

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open End Management Investment Company**
3. Class of New Derivative Securities Product:
**Exchange Traded Fund**
4. Name of Underlying Instrument:
**FTSE Developed ex US Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**GSD**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Listed on: Athens, Australian Stock Exchange (ASX), Deutsche Borse, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Hong Kong, Irish Stock Exchange, Italy Continuous, London Stock Exchange, Madrid Stock Exchange, New Zealand, OMX, OMX Nordic Exchange, Copenhagen, OMX Nordic Exchange, Helsinki, Singapore Stock Exchange, Tel Aviv Stock Exchange, Tokyo Stock Exchange, Toronto, Vienna**
8. Position Limits of New Derivative Securities Product (if applicable):
**Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Joan Conley**

Title:
**Secretary**

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 25 2010
DIVISION OF TRADING & MARKETS

Telephone Number:
**301-978-8735**

Manual Signature of Official Responsible for Form:

Date: **February 17, 2010**

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | FEB 25 2010 |

SEC 2449 (6-01)